UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21923
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                        OPPENHEIMER TRANSITION 2020 FUND
                        --------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
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               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
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                      Date of fiscal year end: FEBRUARY 28
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                     Date of reporting period: MAY 31, 2007
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ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Transition 2020 Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
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                                                                SHARES         VALUE
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INVESTMENTS IN AFFILIATED COMPANIES--100.2% 1
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ALTERNATIVE INVESTMENT FUND--4.8%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y         33,789   $   229,088
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FIXED INCOME FUND--9.4%
Oppenheimer Core Bond Fund, Cl. Y                               44,580       452,484
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GLOBAL EQUITY FUNDS--15.1%
Oppenheimer International Growth Fund, Cl. Y                    15,475       486,392
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Oppenheimer Quest International Value Fund, Inc., Cl. A          9,893       240,295
                                                                         ------------
                                                                             726,687

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U.S. EQUITY FUNDS--70.9%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                   9,154       476,261
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Oppenheimer Growth Fund, Cl. Y 2                                 6,815       240,440
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Oppenheimer Main Street Fund, Cl. Y                             10,771       478,676
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Oppenheimer MidCap Fund, Cl. Y 2                                22,278       474,958
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Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                 17,022       744,549
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Oppenheimer Value Fund, Cl. Y                                   32,318       982,132
                                                                         ------------
                                                                           3,397,016

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TOTAL INVESTMENTS, AT VALUE (COST $4,519,553)                    100.2%    4,805,275
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LIABILITIES IN EXCESS OF OTHER ASSETS                             (0.2)      (11,398)

                                                                ---------------------
NET ASSETS                                                       100.0%  $ 4,793,877
                                                                =====================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007 by virtue of the Fund, owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:


                        1 | OPPENHEIMER TRANSITION 2020 FUND

Oppenheimer Transition 2020 Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
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                                                                            SHARES         GROSS       GROSS         SHARES
                                                                 FEBRUARY 28, 2007     ADDITIONS  REDUCTIONS   MAY 31, 2007
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Oppenheimer Capital Appreciation Fund, Cl. Y                                 3,331         5,970         147          9,154
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y                      12,311        22,027         549         33,789
Oppenheimer Core Bond Fund, Cl. Y                                           15,755        29,550         725         44,580
Oppenheimer Growth Fund, Cl. Y                                               2,488         4,436         109          6,815
Oppenheimer Institutional Money Market Fund, Cl. E                          18,516     1,541,796   1,560,312             --
Oppenheimer International Growth Fund, Cl. Y                                 5,776         9,941         242         15,475
Oppenheimer Main Street Fund, Cl. Y                                          3,911         7,033         173         10,771
Oppenheimer MidCap Fund, Cl. Y                                               8,089        14,549         360         22,278
Oppenheimer Quest International Value Fund, Inc., Cl. A                      3,659         6,391         157          9,893
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                              6,400        10,889         267         17,022
Oppenheimer Value Fund, Cl. Y                                               12,045        20,783         510         32,318

                                                                                                    DIVIDEND       REALIZED
                                                                                           VALUE      INCOME           LOSS
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                         $   476,261  $       --   $         20
Oppenheimer Commodity Strategy Total Return Fund, Cl.Y                                   229,088          --             77
Oppenheimer Core Bond Fund, Cl. Y                                                        452,484       3,769             43
Oppenheimer Growth Fund, Cl. Y                                                           240,440          --             13
Oppenheimer Institutional Money Market Fund, Cl. E                                            --         665             --
Oppenheimer International Growth Fund, Cl. Y                                             486,392          --             37
Oppenheimer Main Street Fund, Cl. Y                                                      478,676          --             16
Oppenheimer MidCap Fund, Cl. Y                                                           474,958          --             61
Oppenheimer Quest International Value Fund, Inc., Cl. A                                  240,295          --             28
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                          744,549          --             13
Oppenheimer Value Fund, Cl. Y                                                            982,132          --             53
                                                                                     ---------------------------------------
                                                                                     $ 4,805,275  $    4,434   $        361
                                                                                     =======================================

2. Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in


                      2 | OPPENHEIMER TRANSITION 2020 FUND

Oppenheimer Transition 2020 Fund

STATEMENT OF INVESTMENTS  MAY 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, the Fund will have greater exposure to the risks of that Underlying Fund.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of May 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of May 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities     $  4,519,553
                                   =============

Gross unrealized appreciation      $    289,921
Gross unrealized depreciation            (4,199)
                                   -------------
Net unrealized appreciation        $    285,722
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                      3 | OPPENHEIMER TRANSITION 2020 FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of May 31, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Transition 2020 Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: July 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: July 12, 2007